Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Loss

21. ACCUMULATED OTHER COMPREHENSIVE LOSS

The following is a continuity schedule of accumulated other comprehensive loss:

	2018	2017 [As Adjusted – Note 2]
Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$(456)	$(1,131)
Net unrealized (loss) gain	(490)	654
Repurchase of shares under normal course issuer bids [note 20]	29	21

Balance, end of year	(917)	(456)

Accumulated net unrealized gain (loss) on cash flow hedges [b]
Balance, beginning of year	39	(135)
Net unrealized (loss) gain	(106)	114
Reclassification of net (gain) loss to net income [a]	(1)	60

Balance, end of year	(68)	39

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(183)	(185)
Net unrealized (loss) gain	(13)	8
Reclassification of net loss to net income [a]	6	5
Reclassification of tax effect to retained earnings [c]	—	(11)

Balance, end of year	(190)	(183)

Total accumulated other comprehensive loss [d]	$(1,175)	$(600)

[a]	The effects on net income of amounts reclassified from AOCL, with presentation location, were as follows:

	2018	2017
Cash flow hedges
Sales	$(6)	$(30)
Cost of sales	7	(54)
Income tax	—	24

Net of tax	1	(60)

Other long-term liabilities
Cost of sales	(7)	(6)
Income tax	1	1

Net of tax	(6)	(5)

Total loss reclassified to net income	$(5)	$(65)

[b]	The amount of income tax benefit (expense) that has been allocated to each component of other comprehensive loss is as follows:

	2018	2017
Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$7	$—
Net unrealized loss	—	7

Balance, end of year	7	7

Accumulated net unrealized (gain) loss on cash flow hedges
Balance, beginning of year	(12)	53
Net unrealized (gain) loss	35	(41)
Reclassification of net loss to net income	—	(24)

Balance, end of year	23	(12)

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	17	30
Net unrealized (gain) loss	5	(1)
Reclassification of net loss to net income	(1)	(1)
Reclassification of tax effect to retained earnings	—	(11)

Balance, end of year	21	17

Total income tax benefit	$51	$12

[c]

Amounts related to the reclassification of the stranded tax effects of the Company’s pensions and financial instruments to retained earnings related to the adoption of “Income Statement – Reporting Comprehensive Income – Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”.

[d]	The amount of other comprehensive loss that is expected to be reclassified to net income during 2019 is $44 million.